SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES
A summary of the Company’s significant accounting policies is included in note 2 of the Company’s annual financial statements for the year ended December 31, 2022, included in the Company’s Annual Report on Form 20-F.